                      OPPENHEIMER QUEST BALANCED VALUE FUND

                  Supplement dated February 27, 2004 to the
                      Prospectus dated December 23, 2003

This Supplement supersedes all prior supplements for the Prospectus. The
Prospectus is amended as follows:

1.    The Fund's Board of Trustees has approved changing the name of the Fund to "Oppenheimer Quest Balanced Fund." Effective February 27, 2004, all
   references in the Prospectus to "Oppenheimer Quest Balanced Value Fund"
   are changed to "Oppenheimer Quest Balanced Fund."

2.    The third paragraph under the section captioned "WHICH CLASS OF SHARES
   SHOULD YOU CHOOSE? - Investing for the Shorter Term" on page 18 is deleted in its entirety and replaced with the following:

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most
      advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B
      shares (and effective February 2, 2004, the Distributor
      normally will not accept purchase orders of $250,000 or more of Class B shares) or $1 million or more of Class C shares from a single investor.

February 27, 2004                                                   PS0257.026

                    OPPENHEIMER QUEST BALANCED VALUE FUND

                  Supplement dated February 27, 2004 to the
         Statement of Additional Information dated December 23, 2003

This  Supplement  supersedes  all  prior  supplements  for  the  Statement  of
Additional Information.  The Statement of Additional Information is amended as follows:

3.    The Fund's Board of Trustees has approved changing the name of the Fund to "Oppenheimer Quest Balanced Fund." Effective February 27, 2004, all
   references in the Statement of Additional Information to "Oppenheimer
   Quest Balanced Value Fund" are changed to "Oppenheimer Quest Balanced
   Fund."

4.    The first sentence of the last paragraph of the section entitled
   "Classes of Shares" (right before the section entitled "Class A Shares
   Subject to a Contingent Deferred Sales Charge") on page 57 should be deleted in its entirety and replaced with the following:

            The Distributor will not accept any order in the
      amount of $500,000 or more for Class B shares (and effective
      February 2, 2004, the Distributor will not accept purchase orders of $250,000 or more of Class B shares) or $1 million or more for Class C shares on behalf of a single investor
      (not including dealer "street name" or omnibus accounts).

February 27, 2004                                                   PX0257.014